Receivables - Summary of Aging of Receivables (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 19,571	$ 21,472	$ 22,148
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	33	50
60-89 Days Past Due	12	10
Greater Than 90 Days	1	2
Total Past Due	46	62
Current	10,801	11,811
Total	10,910	11,978	12,485
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,847	11,873
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	63	105
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	18	31
60-89 Days Past Due		2
Total Past Due	18	33
Current	8,215	8,596
Total	8,254	8,639
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,233	8,629
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	21	10
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	12	14
60-89 Days Past Due	10	8
Total Past Due	22	22
Current	609	881
Total	631	961
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	631	903
Retail [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		58
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		3
Total Past Due		3
Current	1,532	1,762
Total	1,573	1,802
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,532	1,765
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	41	37
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3	2
60-89 Days Past Due	2
Greater Than 90 Days	1	2
Total Past Due	6	4
Current	445	572
Total	452	576
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	451	576
Retail [Member] | APAC [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	100	90
60-89 Days Past Due	2	7
Greater Than 90 Days	31	30
Total Past Due	133	127
Current	8,391	9,186
Total	8,611	9,400	9,522
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,524	9,313
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	87	87
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2	1
Total Past Due	2	1
Current	4,040	4,079
Total	4,087	4,132
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,042	4,080
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	45	52
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	48	72
60-89 Days Past Due	1	4
Total Past Due	49	76
Current	3,392	3,874
Total	3,441	3,956
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,441	3,950
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		6
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	6	1
Total Past Due	6	1
Current	652	861
Total	658	862
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	658	862
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	44	16
60-89 Days Past Due	1	3
Greater Than 90 Days	31	30
Total Past Due	76	49
Current	307	372
Total	425	450
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	383	421
Wholesale [Member] | APAC [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 42	$ 29